INVESTMENTS - Assets and Liabilities of joint ventures and associates projects (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Associates and joint ventures
Current assets	R$ 49,623,127	R$ 39,744,996
Non-current assets	220,594,335	148,558,073
Total Assets	270,217,462	188,303,069
Current Liabilities	26,270,428	23,714,991
Non-current Liabilities	132,747,950	88,002,933
Net operating revenue	5,164,104	9,783,287	R$ 6,206,221
Net Profit/ (Loss)	R$ 3,638,382	R$ 5,713,633	R$ 6,387,313
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP [Member]
Associates and joint ventures
Percentage of participation	35.74%	35.08%
Current assets	R$ 4,670,170	R$ 3,747,849
Non-current assets	27,573,380	25,228,890
Total Assets	32,243,550	28,976,739
Current Liabilities	1,293,346	1,229,194
Non-current Liabilities	14,413,723	12,954,810
Equity	16,536,481	14,792,735
Total liabilities	32,243,550	28,976,739
Net operating revenue	5,450,570	5,534,129
Net Profit/ (Loss)	R$ 2,319,791	R$ 3,037,808
Eletronuclear [Member]
Associates and joint ventures
Percentage of participation	67.95%
Current assets	R$ 4,610,349
Non-current assets	18,373,593
Total Assets	22,983,942
Current Liabilities	2,434,613
Non-current Liabilities	9,970,923
Equity	10,578,406
Total liabilities	22,983,942
Net operating revenue	3,963,282
Net Profit/ (Loss)	R$ 308,977
Norte Energia S.A - NESA
Associates and joint ventures
Percentage of participation	49.98%	49.98%
Current assets	R$ 1,760,261	R$ 1,489,913
Non-current assets	41,668,551	41,641,146
Total Assets	43,428,812	43,131,059
Current Liabilities	2,254,754	1,678,941
Non-current Liabilities	29,070,142	28,705,845
Equity	12,103,916	12,746,273
Total liabilities	43,428,812	43,131,059
Net operating revenue	5,565,305	4,836,435
Net Profit/ (Loss)	R$ (647,346)	R$ (432,814)
Energia Sustentavel do Brasil S.A. - ESBR
Associates and joint ventures
Percentage of participation	40.00%	40.00%
Current assets	R$ 1,210,513	R$ 567,089
Non-current assets	19,354,405	19,816,570
Total Assets	20,564,918	20,383,659
Current Liabilities	1,058,167	730,876
Non-current Liabilities	10,597,876	10,639,673
Equity	8,908,875	9,013,110
Total liabilities	20,564,918	20,383,659
Net operating revenue	3,116,478	2,783,506
Net Profit/ (Loss)	R$ (104,235)	R$ (193,955)
Belo Monte Transmissora de Energia SPE S.A
Associates and joint ventures
Percentage of participation	49.00%	49.50%
Current assets	R$ 1,140,735	R$ 1,073,113
Non-current assets	7,679,713	7,438,788
Total Assets	8,820,448	8,511,901
Current Liabilities	630,800	546,168
Non-current Liabilities	4,096,162	4,098,559
Equity	4,093,486	3,867,174
Total liabilities	8,820,448	8,511,901
Net operating revenue	954,985	896,974
Net Profit/ (Loss)	R$ 360,022	R$ 326,221
Interligao Eltrica do Madeira S.A. - IE Madeira [Member]
Associates and joint ventures
Percentage of participation	49.00%	49.50%
Current assets	R$ 931,271	R$ 928,778
Non-current assets	6,251,143	6,088,383
Total Assets	7,182,414	7,017,161
Current Liabilities	634,666	610,022
Non-current Liabilities	2,817,425	2,896,130
Equity	3,730,323	3,511,009
Total liabilities	7,182,414	7,017,161
Net operating revenue	735,154	920,715
Net Profit/ (Loss)	R$ 471,557	R$ 546,746
Teles Pires Participaes S.A.
Associates and joint ventures
Percentage of participation		43.00%
Current assets		R$ 927,739
Non-current assets		23,286,096
Total Assets		24,213,835
Current Liabilities		2,309,383
Non-current Liabilities		20,412,415
Equity		1,492,037
Total liabilities		24,213,835
Net operating revenue		3,757,969
Net Profit/ (Loss)		R$ (12,386)